Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Groups and measurement bases of financial assets and financial liabilities

B. Groups and measurement bases of financial assets and financial liabilities

As at December 31, 2018
Financial assets			Financial liabilities
Measured at fair value through the statement of income	Measured at fair value through the statement of comprehensive income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions	$ millions	$ millions	$ millions	$ millions

Cash and cash equivalents	-	-	121	-	-
Short-term investments and deposits	-	-	92	-	-
Trade receivables	-	-	990	-	-
Other receivables	13	-	30	-	-
Investments at fair value through other comprehensive income	-	145	-	-	-
Other non-current assets	15	-	66	-	-
Total financial assets	28	145	1,299	-	-
Short term credit	-	-	-	-	(610)
Trade payables	-	-	-	-	(715)
Other current liabilities	-	-	-	(21)	(330)
Long-term debt and debentures	-	-	-	-	(1,815)
Other non-current liabilities	-	-	-	-	(6)
Total financial liabilities	-	-	-	(21)	(3,476)
Total financial instruments, net	28	145	1,299	(21)	(3,476)

Note 23 - Financial Instruments and Risk Management (cont'd)

B. Groups and measurement bases of financial assets and financial liabilities (cont'd)

As at December 31, 2017
Financial assets		Financial liabilities
Measured at fair value through the statement of income	Measured at fair value through the statement of comprehensive income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions	$ millions	$ millions	$ millions	$ millions

Cash and cash equivalents	-	-	83	-	-
Short-term investments and deposits	-	-	90	-	-
Trade receivables	-	-	932	-	-
Other receivables	5	-	81	-	-
Investments at fair value through other comprehensive income	-	212	-	-	-
Other non-current assets	64	-	9	-	-
Total financial assets	69	212	1,195	-	-
Short term credit	-	-	-	-	(822)
Trade payables	-	-	-	-	(790)
Other current liabilities	-	-	-	(3)	(311)
Long-term debt and debentures	-	-	-	-	(2,388)
Other non-current liabilities	-	-	-	(3)	(1)
Total financial liabilities	-	-	-	(6)	(4,312)
Total financial instruments, net	69	212	1,195	(6)	(4,312)

Maximum credit exposure

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

As at December 31
Carrying amount ($ millions)
2018	2017

Cash and cash equivalents	121	83
Short term investments and deposits	92	90
Trade receivables	990	932
Other receivables	43	86
Investments at fair value through other comprehensive income	145	212
Other non-current assets	81	73
	1,472	1,476

Maximum credit exposure by geographical region

The maximum exposure to credit risk for trade receivables, at the reporting date by geographic region was:

As at December 31
Carrying amount ($ millions)
2018	2017

Western Europe	294	332
Asia	342	293
North America	150	131
South America	106	70
Israel	72	70
Other	26	36
	990	932

Aging of debts and impairment losses

The aging of trade receivables at the reporting date was:

As at December 31
2018		2017
Gross	Impairment	Gross	Impairment
$ millions	$ millions	$ millions	$ millions

Not past due	829	-	785	-
Past due up to 3 months	114	-	125	-
Past due 3 to 12 months	38	(1)	23	(6)
Past due over 12 months	12	(2)	10	(5)
	993	(3)	943	(11)

Allowance of doubtful accounts

The movement in the allowance of doubtful accounts during the year was as follows:

2018	2017
$ millions	$ millions

Balance as at January 1	11	6
Additional allowance	1	5
Write offs	(7)	(1)
Reversals	(1)	-
Changes due to translation differences	(1)	1
Balance as at December 31	3	11

Liquidity risk

The following are the contractual maturities of financial liabilities, including estimated interest payments:

As at December 31, 2018
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities

Short term credit (not including current maturities)	544	556	-	-	-
Trade payables	715	715	-	-	-
Other current liabilities	330	330	-	-	-
Long-term debt and debentures	1,881	152	453	1,084	1,166
	3,470	1,753	453	1,084	1,166

Financial liabilities – derivative instruments utilized for economic hedging

Foreign currency and interest derivative instruments	16	16	-	-	-
Derivative instruments on energy and marine transport	5	4	1	-	-
	21	20	1	-	-

Note 23 - Financial Instruments and Risk Management (cont'd)

D. Liquidity risk (cont'd)

As at December 31, 2017
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities

Short term credit (not including current maturities)	810	822	-	-	-
Trade payables	790	790	-	-	-
Other current liabilities	310	310	-	-	-
Long-term debt and debentures	2,400	102	345	1,085	1,358
	4,310	2,024	345	1,085	1,358

Financial liabilities – derivative instruments utilized for economic hedging

Foreign currency and interest derivative instruments	6	3	-	-	3

Interest rate profile

Set forth below is detail regarding the type of interest on the Group’s non-derivative interest‑bearing financial instruments:

As at December 31
2018	2017
$ millions	$ millions

Fixed rate instruments:
Financial assets	151	88
Financial liabilities	(1,728)	(1,800)
	(1,577)	(1,712)
Variable rate instruments
Financial assets	128	97
Financial liabilities	(714)	(1,428)
	(586)	(1,331)

Sensitivity analysis for variable rate instruments

The below analysis assumes that all other variables (except for the interest rate), in particular foreign currency rates, remain constant.

As at December 31, 2018
Impact on profit (loss)
Decrease of 1% in interest	Decrease of 0.5% in interest	Increase of 0.5% in interest	Increase of 1% in interest
$ millions	$ millions	$ millions	$ millions

Changes in U.S Dollar interest
Non-derivative instruments	(1)	(1)	1	1
SWAP instruments	(18)	(9)	9	18
	(19)	(10)	10	19
Changes in Israeli Shekel interest
SWAP instruments	19	10	(10)	(19)

Terms of derivative financial instruments used to hedge interest risk

(d) Terms of derivative financial instruments used to hedge interest risk

As at December 31, 2018
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

U.S Dollar
SWAP contracts from variable interest to fixed interest	-	250	2019-2024	1.7%-2.6%

Israeli Shekel
Swap contracts from fixed ILS interest to fixed USD interest	15	486	30/3/2024	2.45%-4.74%

Euro
Swap contracts from variable USD interest to fixed EUR interest	(1)	334	15/2/2019	1-month Libor

As at December 31, 2017
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

U.S Dollar
SWAP contracts from variable interest to fixed interest	(3)	350	2018-2024	1.36% - 2.6%

Israeli Shekel
SWAP contracts from fixed ILS interest to fixed USD interest	64	489	1/3/2024	2.45% - 4.74%

Euro
SWAP contracts from variable USD interest to fixed EUR interest	(1)	51	15/8/2018	1-month Libor

Sensitivity analysis non-derivative financial instruments

A 10% increase at the rate of the US$ against the following currencies would have increased (decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

As at December 31
Impact on profit (loss)
2018	2017
$ millions	$ millions

Non-derivative financial instruments
U.S Dollar/Euro	(64)	(9)
U.S Dollar/Israeli Shekel	92	92
U.S Dollar/British Pound	(3)	3
U.S Dollar/Chinese Yuan	(12)	(4)
U.S Dollar/Turkey Lira	(1)	(1)

A 10% decrease of the US$ against the above currencies at December 31 would have the same effect but in the opposite direction.

Market risk sensitivity analysis

Presented hereunder is a sensitivity analysis of the Group’s foreign currency derivative instruments as at December 31, 2018. Any change in the exchange rates of the principal currencies shown below as at December 31 would have increased (decreased) profit and loss and equity by the amounts shown below. This analysis assumes that all other variables remain constant.

As at December 31, 2018
Increase 10%	Increase 5%	Decrease 5%	Decrease 10%
$ millions	$ millions	$ millions	$ millions

Euro/ U.S Dollar
Forward transactions	9	4	(4)	(8)
Options	5	2	(2)	(4)
SWAP	34	17	(17)	(34)

U.S Dollar/Israeli Shekel
Forward transactions	(32)	(17)	19	39
Options	(75)	(41)	19	43
SWAP	(48)	(25)	28	58

British Pound/U.S Dollar
Forward transactions	(4)	(2)	2	3
Options	(1)	(1)	-	1

U.S Dollar/Chinese Yuan Renminbi
Forward transactions	(3)	(1)	2	3

British Pound/Euro
Forward transactions	(4)	(2)	2	4

Terms of derivative financial instruments used to economically hedge foreign currency risk

(b) Terms of derivative financial instruments used to reduce foreign currency risk

As at December 31, 2018
Carrying amount	Stated amount	Average
$ millions	$ millions	exchange rate

Forward contracts
U.S Dollar/Israeli Shekel	2	352	3.7
Euro/U.S Dollar	2	86	1.2
Euro/British Pound	1	19	0.9
U.S Dollar/British Pound	-	32	1.3
U.S Dollar/Chinese Yuan Renminbi	-	29	6.5
Other	-	37	-

Currency and interest SWAPs
U.S Dollar/Israeli Shekel	15	486	3.7
Euro/U.S Dollar	(1)	334	1.1

Put options
U.S Dollar/Israeli Shekel	1	695	3.6
Euro/U.S Dollar	2	45	1.2
U.S Dollar/Japanese Yen	-	3	114.3
U.S Dollar/British Pound	-	11	1.3

Call options
U.S Dollar/Israeli Shekel	(15)	695	3.6
Euro/U.S Dollar	-	45	1.2
U.S Dollar/Japanese Yen	-	3	114.3
U.S Dollar/British Pound	-	11	1.3

Note 23 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

2. Currency risk (cont'd)

(b) Terms of derivative financial instruments used to reduce foreign currency risk (cont’d)

As at December 31, 2017
Carrying amount	Stated amount	Average exchange rete
$ millions	$ millions

Forward contracts
U.S Dollar/Israeli Shekel	2	430	3.5
Euro/U.S Dollar	(3)	320	1.2
Euro/British Pound	-	20	0.9
U.S Dollar/British Pound	-	24	1.3
U.S Dollar/Chinese Yuan Renminbi	(1)	33	6.7
Other	-	33	-

Currency and interest SWAPs
U.S Dollar/Israeli Shekel	64	489	3.7

Put options
U.S Dollar/Israeli Shekel	5	525	3.4
Euro/U.S Dollar	-	63	1.2
U.S Dollar/Japanese Yen	-	3	115.5

Call options
U.S Dollar/Israeli Shekel	(1)	525	3.4
Euro/U.S Dollar	(2)	63	1.2
U.S Dollar/Japanese Yen	-	3	115.5

The maturity date of all of the derivatives used to economically hedge foreign currency risk is up to a year.

Linkage terms of monetary balances

(c) Linkage terms of monetary balances – in millions of Dollars

As at December 31, 2018
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Others

Non-derivative instruments:
Cash and cash equivalents	41	21	4	2	5	37	11
Short term investments and deposits	74	3	-	-	-	12	3
Trade receivables	516	222	60	60	25	72	35
Other receivables	6	12	-	12	-	-	-
Investments at fair value through other comprehensive income	-	-	-	-	-	145	-
Other non-current assets	60	1	-	1	4	-	-
Total financial assets	697	259	64	75	34	266	49

Short-term credit	201	166	19	34	6	184	-
Trade payables	150	188	23	265	11	72	6
Other current liabilities	55	46	7	192	2	19	9
Long term debt, debentures and others	1,322	5	-	480	13	1	-
Total financial liabilities	1,728	405	49	971	32	276	15

Total non-derivative financial instruments, net	(1,031)	(146)	15	(896)	2	(10)	34

Derivative instruments:
Forward transactions	-	86	51	352	-	29	37
Cylinder	-	45	11	695	-	-	3
SWAPS – U.S Dollar into Israeli Shekel	-	-	-	486	-	-	-
SWAPS – U.S Dollar into Euro	-	334	-	-	-	-	-
Total derivative instruments	-	465	62	1,533	-	29	40

Net exposure	(1,031)	319	77	637	2	19	74

Note 23 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

2. Currency risk (cont'd)

(c) Linkage terms of monetary balances – in millions of Dollars (cont'd)

As at December 31, 2017
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Others

Non-derivative instruments:
Cash and cash equivalents	19	18	7	1	7	22	9
Short term investments and deposits	82	1	-	-	-	5	2
Trade receivables	419	246	48	59	31	92	37
Other receivables	40	1	-	39	-	-	1
Investments at fair value through other comprehensive income	-	-	-	-	-	212	-
Other non-current assets	5	1	-	-	3	-	-
Total financial assets	565	267	55	99	41	331	49

Short-term credit	427	158	20	36	8	173	-
Trade payables	187	182	23	289	15	85	9
Other current liabilities	95	77	15	96	2	21	5
Long term debt, debentures and others	1,721	29	-	522	22	98	-
Total financial liabilities	2,430	446	58	943	47	377	14

Total non-derivative financial instruments, net	(1,865)	(179)	(3)	(844)	(6)	(46)	35

Derivative instruments:
Forward transactions	-	320	44	430	-	33	33
Cylinder	-	63	-	525	-	-	3
Total derivative instruments	-	383	44	955	-	33	36

Net exposure	(1,865)	204	41	111	(6)	(13)	71

Fair value of financial instruments

The following table details the book value and the fair value of financial instrument groups presented in the financial statements not in accordance with their fair value:

As at December 31, 2018		As at December 31, 2017
Carrying amount	Fair value	Carrying amount	Fair value
$ millions	$ millions	$ millions	$ millions

Loans bearing fixed interest (1)	238	244	271	279

Debentures bearing fixed interest
Marketable (2)	1,201	1,217	1,247	1,291
Non-marketable (3)	281	279	281	288
	1,720	1,740	1,799	1,858

(1) The fair value of the shekel, euro, and yuan loans issued bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as at December 31, 2018 for the shekel, euro and yuan loans was 2.8%, 1.7%, and 5.0%, respectively (December 31, 2017 for the shekel, euro and yuan loans - 2.4%, 1.7%, and 6.1%, respectively).

Note 23 - Financial Instruments and Risk Management (cont'd)

F. Fair value of financial instruments (cont'd)

(2) The fair value of the marketable debentures is based on the quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.

(3) The fair value of the non‑marketable debentures is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the Libor rate customary in the market for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as at December 31, 2018 was 5.3% (December 31, 2017 – 4.57%).

Hierarchy of fair value

The following table presents an analysis of the financial instruments measured by fair value, using the valuation method.  (See Note 4).

The following levels were defined:

Level 1: Quoted (unadjusted) prices in an active market for identical instruments

Level 2: Observed data (directly or indirectly) not included in Level 1 above.

As at December 31, 2018
Level 2
$ millions

Investments at fair value through other comprehensive income (1)	145
Derivatives used for economic hedging, net	7
152

As at December 31, 2017
Level 2
$ millions

Investments at fair value through other comprehensive income (1)	212
Derivatives used for economic hedging, net	63
275

(1) Investment in the share capital of YYTH was subject to a three-year lock‑up period as required by Chinese law, which was expired in January 2019. Measurement of the fair value of the discount rate in respect of the lock‑up period was calculated by use of the Finnerty 2012.

The impact deriving from a possible and reasonable change in these data items, which are not observed, is not material.